Expense Example	Government Obligations Fund First American Government Obligations Fund - Class A 1 year	Government Obligations Fund First American Government Obligations Fund - Class A 3 years	Government Obligations Fund First American Government Obligations Fund - Class A 5 years	Government Obligations Fund First American Government Obligations Fund - Class A 10 years	Government Obligations Fund First American Government Obligations Fund - Class D 1 year	Government Obligations Fund First American Government Obligations Fund - Class D 3 years	Government Obligations Fund First American Government Obligations Fund - Class D 5 years	Government Obligations Fund First American Government Obligations Fund - Class D 10 years	Government Obligations Fund First American Government Obligations Fund - Class P 1 year	Government Obligations Fund First American Government Obligations Fund - Class P 3 years	Government Obligations Fund First American Government Obligations Fund - Class P 5 years	Government Obligations Fund First American Government Obligations Fund - Class P 10 years	Government Obligations Fund First American Government Obligations Fund - Class T 1 year	Government Obligations Fund First American Government Obligations Fund - Class T 3 years	Government Obligations Fund First American Government Obligations Fund - Class T 5 years	Government Obligations Fund First American Government Obligations Fund - Class T 10 years	Government Obligations Fund First American Government Obligations Fund - Class U 1 year	Government Obligations Fund First American Government Obligations Fund - Class U 3 years	Government Obligations Fund First American Government Obligations Fund - Class U 5 years	Government Obligations Fund First American Government Obligations Fund - Class U 10 years	Government Obligations Fund First American Government Obligations Fund - Class V 1 year	Government Obligations Fund First American Government Obligations Fund - Class V 3 years	Government Obligations Fund First American Government Obligations Fund - Class V 5 years	Government Obligations Fund First American Government Obligations Fund - Class V 10 years	Government Obligations Fund First American Government Obligations Fund - Class X 1 year	Government Obligations Fund First American Government Obligations Fund - Class X 3 years	Government Obligations Fund First American Government Obligations Fund - Class X 5 years	Government Obligations Fund First American Government Obligations Fund - Class X 10 years	Government Obligations Fund First American Government Obligations Fund - Class Y 1 year	Government Obligations Fund First American Government Obligations Fund - Class Y 3 years	Government Obligations Fund First American Government Obligations Fund - Class Y 5 years	Government Obligations Fund First American Government Obligations Fund - Class Y 10 years	Government Obligations Fund First American Government Obligations Fund - Class Z 1 year	Government Obligations Fund First American Government Obligations Fund - Class Z 3 years	Government Obligations Fund First American Government Obligations Fund - Class Z 5 years	Government Obligations Fund First American Government Obligations Fund - Class Z 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 10 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 1 year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 3 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 5 years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 10 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 1 year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 3 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 5 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 10 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T 1 year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T 3 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T 5 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T 10 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 1 year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 3 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 5 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 10 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 1 year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 3 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 5 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 10 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 1 year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 3 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 5 years	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class A 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class A 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class A 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class A 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class P 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class P 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class P 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class P 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class T 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class T 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class T 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class T 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 10 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 1 year	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 3 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 5 years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 10 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 1 year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 3 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 5 years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 10 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 1 year	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 3 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 5 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 10 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 1 year	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 3 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 5 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 10 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 1 year	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 3 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 5 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 10 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 1 year	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 3 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 5 years	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 10 years
USD ($)	77	240	417	930	61	192	335	750	18	62	111	253	41	128	224	505	12	56	105	247	31	97	169	381	14	58	107	249	46	144	252	567	18	62	111	253	77	244	426	952	41	133	233	528	31	101	178	404	14	65	120	284	46	149	261	590	20	71	126	290	77	255	448	1,007	41	146	261	596	31	114	205	473	46	160	284	646	20	82	149	348	77	240	417	930	61	192	335	750	18	62	111	253	41	128	224	505	31	97	169	381	14	58	107	249	46	144	252	567	18	62	111	253	77	242	421	941	61	194	339	761	41	131	229	517	31	99	173	392	46	147	257	578	20	67	117	267	41	137	242	551	31	105	187	427	46	153	270	612	20	73	131	302